Other income (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Gain on termination/ rent concession of leases income		₨ 1,811	₨ 35,847
Covid 19 [member]
IfrsStatementLineItems [Line Items]
Gain on termination/ rent concession of leases income			₨ 8,485